Non-controlling interests - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Current assets	$ 1,480,321	$ 1,876,374
Non-current assets	4,946,234	4,755,106
Current liabilities	(1,302,306)	(942,617)
Non-current liabilities	(2,951,232)	(3,259,406)
Carrying amount of Methanex non-controlling interests	242,090	317,444
Total
Disclosure of subsidiaries [line items]
Current assets	283,628	313,726
Non-current assets	1,313,220	1,363,563
Current liabilities	(309,428)	(168,774)
Non-current liabilities	(820,725)	(849,037)
Net assets	466,695	659,478
Carrying amount of Methanex non-controlling interests	242,090	317,444
Methanex Egypt
Disclosure of subsidiaries [line items]
Current assets	129,320	133,499
Non-current assets	521,708	557,484
Current liabilities	(123,969)	(56,689)
Non-current liabilities	(101,810)	(104,101)
Net assets	425,249	530,193
Carrying amount of Methanex non-controlling interests	214,568	251,949
Waterfront Shipping Limited
Disclosure of subsidiaries [line items]
Current assets	154,308	180,227
Non-current assets	791,512	806,079
Current liabilities	(185,459)	(112,085)
Non-current liabilities	(718,915)	(744,936)
Net assets	41,446	129,285
Carrying amount of Methanex non-controlling interests	$ 27,522	$ 65,495